Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jan. 31, 2026	Jul. 31, 2025
Class A Ordinary Shares
Ordinary shares, per share (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	200,000,000	200,000,000
Ordinary shares, shares issued (in Shares)	50,400,000	48,000,000
Ordinary shares, shares outstanding (in Shares)	50,400,000	48,000,000
Class B Ordinary Shares
Ordinary shares, per share (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	20,000,000	20,000,000
Ordinary shares, shares issued (in Shares)	12,000,000	12,000,000
Ordinary shares, shares outstanding (in Shares)	12,000,000	12,000,000